GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Loss, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Foreign currency translation adjustments	$ (75)	$ 600	$ 115
Total accumulated other comprehensive loss	$ (75)	$ 600	$ 115